--------------------------------------------------------------------------------
        ANNUAL REPORTS                              SEPTEMBER 30, 1995

                            COWEN STANDBY RESERVE
                                  FUND, INC.

                                     AND

                          COWEN STANDBY TAX - EXEMPT
                              RESERVE FUND, INC.

                            (LOGO)COWEN & COMPANY

--------------------------------------------------------------------------------

                        COWEN STANDBY RESERVE FUND, INC.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1995

Chairman's Letter............................................................. 1
Statements of Investments:
  Cowen Standby Reserve Fund, Inc. ........................................... 2
  Cowen Standby Tax-Exempt Reserve Fund, Inc. ................................ 5
Statements of Assets and Liabilities..........................................17
Statements of Operations......................................................18
Statements of Changes in Net Assets...........................................19
Notes to Combined Financial Statements........................................20
Report of Ernst & Young LLP, Independent Auditors.............................24

CHAIRMAN'S LETTER                                              NOVEMBER 20, 1995
Dear Shareholder:

  We are pleased to report that the high portfolio quality and flexibility shared by the Cowen Standby Reserve Fund and the Cowen Standby Tax-Exempt Reserve Fund led to competitive yields throughout the twelve months ended September 30, 1995. On September 29, 1995, the last business day of the period, the annualized 7-day yields provided by your Funds were 5.09% and 3.44%, respectively.

  As indicated in our last report, the Federal Reserve Board raised interest rates twice during the first six months of the Funds' fiscal year. Then, in July, the Fed reversed course on its monetary policy and reduced short-term interest rates by 1/4 of 1%, citing evidence of a reduction in inflationary pressures. Contrary to popular expectation, there have been no additional cuts since July. At the same time, short-term interest rates came down dramatically by July as evidenced by 1-year Treasury bill rates, which declined by approximately 180 basis points (100 basis points = one percentage point) and then moved basically sideways through the end of the fiscal year.

  Looking ahead, important fundamental factors lead us to believe that short-term interest rates will continue to trend still lower, whether it be by their own momentum or by Federal Reserve Board action. First, current fiscal policy is restrictive to anything but modest economic growth. Global economic weakness and an overextended consumer further support this outlook for domestic growth. Second, the rate of inflation is actually declining, and the recent stabilization of the U.S. dollar in relation to foreign currencies has reduced concerns that inflation will become a problem in the near term. In short, the Federal Reserve Board has achieved the soft economic landing that it sought. Thus, the likelihood of further short-term interest rate reductions remains high, with only the timing uncertain.

  Based on our anticipation of continued rate reductions, we lengthened the Cowen Standby Reserve Fund's maturity virtually throughout the last six months from 28 days on March 31, 1995 to 64 days at the end of September. Our strategy is to lock in higher yields for our shareholders, before rates decline any further. We will continue to respond quickly to opportunities that represent value.

  The same general strategy was carried out for the Cowen Standby Tax-Exempt Reserve Fund, which on March 31, 1995 had a maturity of 43 days, reached a high of 79 days, and ended on September 30 with a maturity of 61 days. Despite some scarcity of supply in the municipal marketplace, the Fund has maintained its high standards of quality. Throughout the annual period, the Fund's portfolio was composed 100% of investment grade municipal obligations and remained broadly diversified. As of September 30, the Fund held securities in 37 different states.

  In accordance with the requirements of the Internal Revenue Code, this is to inform you that 100% of the dividends distributed by the Cowen Standby Tax-Exempt Reserve Fund, Inc. during its fiscal year ended September 30, 1995 were exempt from Federal personal income taxes. After December 31, 1995 you will receive a breakdown of income by state during the year.

  We appreciate your continued investment in the Cowen Standby Reserve Funds. We look forward to serving your investment needs with competitive yields, liquidity, and a high degree of safety well into the future.

                                                               Sincerely,

                                                         /s/ Joseph M. Cohen
                                                         -------------------
                                                          Joseph M. Cohen

                                                                 Chairman

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1995


                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                   DESCRIPTION OF                     OF
   AMOUNT                        SECURITY                     PURCHASE                  VALUE
                COMMERCIAL PAPER - 72.28%

                ABN-AMRO NA Finance Inc.
 $15,000,000    10-16-1995                                    5.89      %           $14,961,933
                BMW U.S. Capital Corp.
  15,000,000    10-10-1995                                    5.85                   14,976,083
  15,000,000    10-16-1995                                    5.89                   14,961,667
                Bausch & Lomb Inc.
  19,500,000    10-06-1995                                    5.85                   19,481,345
  10,000,000    10-16-1995                                    5.83                    9,974,578
                Ciesco
  20,000,000    11-09-1995                                    5.80                   19,874,000
                Copley Finance
  20,000,000    10-02-1995                                    5.92                   19,993,556
  20,000,000    10-12-1995                                    5.92                   19,961,333
                Corporate Asset Funding Corp.
   3,000,000    10-02-1995                                    6.59                    2,998,917
  25,000,000    10-13-1995                                    5.84                   24,948,271
                Credit Ansaft Bankverain
  18,600,000    12-13-1995                                    5.81                   18,383,982
                Daimler-Benz Corp.
  10,000,000    10-20-1995                                    5.84                    9,968,222
                Dresner US Finance
  20,000,000    10-03-1995                                    5.84                   19,990,433
  16,800,000    10-03-1995                                    5.83                   16,791,978
                Fleet Funding Corp.
  20,000,000    10-25-1995                                    5.88                   19,920,000
                Ford Motor Credit Co.
  20,000,000    12-11-1995                                    5.80                   19,774,400
                Gillette Co.
  25,000,000    10-02-1995                                    6.58                   24,990,972
                Hanson Finance U.K.
  15,000,000    10-10-1995                                    5.85                   14,976,208
  10,000,000    10-19-1995                                    5.81                    9,970,181
                Merrill Lynch
  27,000,000    10-02-1995                                    5.86                   26,991,405
  15,000,000    12-08-1995                                    5.79                   14,838,138

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1995


                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                   DESCRIPTION OF                     OF
   AMOUNT                        SECURITY                     PURCHASE                  VALUE
                COMMERCIAL PAPER - (CONTINUED)

                Morgan Stanley Group
 $25,000,000    10-05-1995                                    5.82      %           $ 24,980,104
                NYNEX Corp.
  25,000,000    10-16-1995                                    5.85                    24,936,111
                PHH Corporation
  30,000,000    10-13-1995                                    5.84                    29,937,925
                Philip Morris Capital Corp.
  22,000,000    11-03-1995                                    5.83                    21,881,567
                Renault Credit International
  20,000,000    12-15-1995                                    5.83                    19,760,600
                Rockwell International
  25,000,000    12-12-1995                                    5.79                    24,718,645
                Sharp Electronics
  10,000,000    10-20-1995                                    5.88                     9,968,056
  10,000,000    12-22-1995                                    5.83                     9,869,736
   5,000,000    02-02-1996                                    5.83                     4,902,431
                Svenska Handelsbanken
  15,000,000    11-08-1995                                    5.84                    14,907,700
  15,000,000    01-11-1996                                    5.83                    14,757,950
                Sweden, Kingdom of
  20,000,000    12-22-1995                                    5.80                    19,740,394
                Three Rivers Funding Corp.
  20,000,000    10-20-1995                                    5.89                    19,935,778
                Union Bank of Switzerland
  30,000,000    10-02-1995                                    6.09                    29,990,000
                Vattentall Treasury AB
  15,000,000    10-20-1995                                    5.86                    14,952,500
                                                                                    -------------
                Total Commercial Paper
                (Cost $643,967,099)                                                 $643,967,099
                                                                                    -------------
                EURO-DOLLAR DEPOSITS - 2.25%

                ABN-AMRO
  20,000,000    11-15-1995                                    5.72                    20,000,253
                                                                                    -------------
                Total Euro-Dollar Deposits
                (Cost $20,000,253)                                                  $ 20,000,253
                                                                                    -------------

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1995


                                                                 ANNUALIZED
                                                                 YIELD ON
                                                                   DATE
  PRINCIPAL                    DESCRIPTION OF                       OF
    AMOUNT                        SECURITY                       PURCHASE                    VALUE
                  FLOATING RATE NOTES - 8.42%

                  Bankers Trust
 $10,000,000      04-26-1996                                       6.37   %(a)           $ 10,000,000
                  Bear Stearns
  20,000,000      08-28-1996                                       5.92109 (c)             20,000,000
                  J.P. Morgan Delaware Inc.
  25,000,000      04-08-1996                                       6.28    (a)             24,992,453
                  PNC Bank of Pittsburgh
  20,000,000      03-14-1996                                       6.07    (b)             19,999,954
                                                                                         -------------
                  Total Floating Rate Notes
                  (Cost $74,992,407)                                                     $ 74,992,407
                                                                                         -------------
                  YANKEE CERTIFICATES OF DEPOSIT - 16.95%

                  Bank of Montreal
  22,000,000      10-06-1995                                       5.75                  $ 22,000,006
                  Banque National De Paris
  20,000,000      08-19-1996                                       6.06                    20,000,000
   5,000,000      09-11-1996                                       6.05                     5,000,000
                  Bayerische Vereinsbank
  30,000,000      07-12-1996                                       5.90                    30,000,000
                  Canadian Imperial Bank
  20,000,000      11-06-1995                                       5.75                    20,000,000
  20,000,000      08-14-1996                                       6.06                    20,000,000
                  Midland Bank N.Y.
  20,000,000      09-18-1996                                       6.10                    20,000,000
                  Societe Generale
  14,000,000      08-12-1996                                       6.07                    14,000,000
                                                                                         -------------
                  Total Yankee Certificates of Deposit
                  (Cost $151,000,006)                                                    $151,000,006
                                                                                         -------------
                  TOTAL INVESTMENTS
                  (Cost $889,959,765).............  99.90%                               $889,959,765
                  Cash and Receivables,
                  Less Payables (net).............   0.10%                                    927,803
                                                   ------                                -------------
                  Net Assets...................... 100.00%                               $890,887,568
                                                   ======                                =============

Notes:
(a)  -- Variable rate instruments reflect rate as of 09/30/1995
(b)  -- Libor rate instrument reflects rate as of 09/14/1995
(c)  -- Libor rate instrument reflects rate as of 09/28/1995

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1995


                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,800,000     Adams County, CO, Industrial Development
                Authority
                Revenue Notes--City View Park Project
                (7-Day Put, 7-Day Change)
                12-01-2015                                            4.35% #       $1,800,000
    600,000     Alabama Special Care Facility
                Montgomery Hospital Floating Rate Demand
                Note
                Series 1985
                (7-Day Put, 7-Day Change)
                04-01-2015                                            4.25 #           600,000
  2,295,000     Alaska State Industrial Development
                Authority
                Lot 6
                (7-Day Put, 7-Day Change)
                07-01-2001                                            4.70 #         2,295,000
  1,000,000     Alaska State Housing Financing Corporation
                Series C, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                            4.35 #         1,000,000
     50,000     Allegheny County, PA, Hospital Development
                Authority Health Revenue Bonds,
                (Presbyterian University Health System,
                Inc.) Series 1990B
                (Daily Put, 7-Day Change)
                03-01-2020                                            4.40 #            50,000
  1,000,000     Allegheny County, PA, Hospital Development
                Authority Health Revenue Bonds,
                (Harmarville Rehabilitation Center Project)
                Series 1994
                (7-Day Put, 7-Day Change)
                07-01-2007                                            4.50 #         1,000,000
  2,000,000     Anchorage, AK, Hospital Revenue Bonds
                (Sisters Providence Project)
                (Pre-refunded to 10-01-1995 @ 102)
                10-01-2005                                            4.30           2,040,278

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995


                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $1,200,000       Arizona Health Facilities Authority Revenue
                  Bonds
                  (7-Day Put, 7-Day Change)
                  10-01-2015                                              4.30% #         $1,200,000
    700,000       Arizona State Transportation Board
                  Highway Revenue Bonds
                  (Pre-refunded to 7-01-1996 @ 102)
                  07-01-2001                                              3.95               734,196
  1,300,000       City of Asheville, NC, Certificates of
                  Participation, Series 1993A
                  (7-Day Put, 7-Day Change)
                  07-01-2003                                              4.30  #          1,300,000
  1,750,000       City of Belleville, IL, Industrial Development
                  Revenue Refunding Bonds, (Wetterau, Inc.
                  Project), Series 1991
                  (7-Day Put, 7-Day Change)
                  12-01-2008                                              4.50  #          1,750,000
  1,000,000       Brazos River, TX, Pollution Control Revenue
                  Bonds
                  (Mandatory Put 11-09-1995)
                  10-01-1999                                              3.30             1,000,000
    985,000       Bristol County, VA, Industrial Development
                  Authority Revenue Bonds, (Bristol Health Care
                  Center Inc. Project)
                  (7-Day Put, Monthly Change)
                  06-01-2010                                              3.95  #            985,000
  3,000,000       Burke County, GA, Development Authority
                  Pollution Control Revenue Bonds--Oglethorpe
                  Project
                  Georgia Power Company
                  11-09-1995                                              3.45             3,000,000
    500,000       Burke County, GA, Development Authority
                  Pollution Control Revenue Bonds--Vogtle
                  Project
                  Georgia Power Company
                  (Daily Put, Daily Change)
                  07-01-2004                                              4.75  #            500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $1,000,000       Burlington County, KS, Pollution Control
                  Revenue Bonds
                  Kansas City Power and Light, Series B
                  (Mandatory Put 10-06-1995)
                  09-01-2015                                              3.45%           $1,000,000
  1,300,000       Burlington County, KS, Pollution Control
                  Revenue Bonds
                  Kansas City Power and Light, Series B
                  (Mandatory Put 11-06-1995)
                  09-01-2015                                              3.70             1,300,000
  1,500,000       Burlington County, KS, Pollution Control
                  Revenue Bonds
                  Kansas City Power and Light, Series B
                  (Mandatory Put 10-11-1995)
                  10-01-2017                                              3.10             1,500,000
    745,000       Chicago, IL, Park District General Obligation
                  Bond
                  (Pre-refunded to 01-01-1996 @ 100)
                  01-01-2000                                              4.50               755,499
  1,100,000       Clark County, NV, Airport Improvement Revenue
                  Bond Series A-1
                  (7-Day Put, 7-Day Change)
                  07-01-2025                                              4.30  #          1,100,000
  1,435,000       Clayton County, GA, Housing Finance Authority
                  Ten Oaks Apartments, Series F
                  (7-Day Put, 7-Day Change)
                  01-01-2021                                              4.30  #          1,435,000
    400,000       Columbus City, IN, Economic Development
                  Refunding & Improvement Bonds (Interstate
                  Bakeries Corporation Project), Series 1985
                  (7-Day Put, 7-Day Change)
                  12-01-1995                                              4.30  #            400,000
  1,000,000       Columbus, OH, General Obligation Bond
                  05-01-1996                                              3.60             1,019,359

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995


                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $  650,000       Connecticut State, Second Lien Special Tax
                  Obligation Bonds, Transportation
                  Infrastructure
                  Purpose, Series 1
                  (7-Day Put, 7-Day Change)
                  12-01-2010                                              4.20% #         $  650,000
  5,000,000       State of Connecticut, Special Assessment
                  Unemployment Compensation Advance Fund
                  Revenue Bonds, (Connecticut Unemployment
                  Revenue Bonds) 1993 Series C
                  07-01-1996                                              3.90             5,000,000
    800,000       De Kalb Private Hospital Authority, Georgia,
                  (Egleston Children's Hospital at Emory
                  University, Inc. Project) Revenue Anticipation
                  Certificates Series 1994A
                  (7-Day Put, 7-Day Change)
                  03-01-2024                                              4.30  #            800,000
  1,000,000       Delaware County, PA, Industrial Development
                  Authority Philadelphia Electric Series A
                  (Mandatory Put 11-06-1995)
                  12-01-2012                                              3.70             1,000,000
  1,095,000       District of Columbia, Revenue Bonds, (The
                  American University Issue), Series 1986A
                  (7-Day Put, 7-Day Change)
                  12-01-2015                                              4.35  #          1,095,000
  1,000,000       District of Columbia, Revenue Bonds,
                  Reference Series B
                  (Pre-refunded to 06-01-1996 @ 102)
                  06-01-2004                                              3.85             1,044,861
  3,200,000       District of Columbia, Revenue Bonds,
                  (George Washington University), Series 1985
                  (7-Day Put, 7-Day Change)
                  03-01-2006                                              4.40  #          3,200,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $2,000,000       Durham, NC, Certificates of
                  Participation--Series A
                  (7-Day Put, 7-Day Change)
                  07-01-2007)                                             4.30% #         $2,000,000
  3,200,000       Florida Housing Finance Agency--Reference
                  Multi-Family Hillsboro, Series D
                  (7-Day Put, 7-Day Change)
                  12-01-2009                                              4.75  #          3,200,000
  1,000,000       Foothill/Eastern Transverse Corridor Agency,
                  California Toll Road Series C
                  (7-Day Put, 7-Day Change)
                  01-02-2035                                              4.15  #          1,000,000
  2,000,000       Golden Valley, MN, Industrial Development
                  Authority (Unicare Homes)
                  (7-Day Put, 7-Day Change)
                  09-01-2014                                              4.10  #          2,000,000
    100,000       Hillsborough County, FL, Industrial
                  Development Authority Pollution Control
                  Revenue Refunding Bonds, (Tampa Electric
                  Company, Gannon Coal Conversion Project)
                  (Daily Put, Daily Change)
                  05-15-2018                                              4.50  #            100,000
  1,300,000       Honolulu, HI, County and City,
                  Revenue Bonds
                  10-06-1995                                              3.40             1,300,000
  1,400,000       Illinois Health Facility Authority Hospital
                  Revenue Bonds, (Sisters of Charity Project),
                  Series 1985
                  (7-Day Put, 7-Day Change)
                  12-01-2014                                              4.25  #          1,400,000
    300,000       Illinois Health Facility Authority Hospital
                  Revenue Bonds, (Sisters of Charity Project),
                  Series E
                  (7-Day Put, 7-Day Change)
                  12-01-2015                                              4.25  #            300,000
  1,500,000       Illinois State Toll Highway Authority
                  Highway Priority Revenue Bonds, Series B
                  (7-Day Put, 7-Day Change)
                  01-01-2010                                              4.30  #          1,500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE

  $500,000         Illinois State General Obligation Bonds
                  (Pre-refunded to 06-01-1996 @ 102)
                  06-01-1998                                              3.95%           $  520,628
 1,000,000        Illinois State General Obligation Bonds
                  02-01-1996                                              3.60             1,006,247
 2,000,000        City of Indianapolis, IN, Multi-Family Housing
                  Revenue Refunding Bonds, (Canal Square
                  Project)
                  (7-Day Put, 7-Day Change)
                  12-01-2015                                              4.25  #          2,000,000
 1,000,000        Intermountain Power Agency Utah, Special
                  Obligation Second Series
                  07-01-1996                                              4.00             1,021,840
   500,000         Kansas City, MO, Municipal Assistance
                  Corporation
                  Revenue Bonds, Leasehold, Citywide
                  Infrastructure--B
                  03-01-1996                                              4.30               500,899
   200,000         Loudoun County, VA, Industrial Development
                  Agency
                  (Daily Put, Daily Change)
                  09-01-2015                                              4.60  #            200,000
   500,000         Louisa, VA, Industrial Development Corporation
                  Virginia Electric and Power Project
                  (Mandatory Put 10-05-1995)
                  12-01-2015                                              3.85               500,000
   500,000         Louisiana Public Facilities Authority Revenue
                  Bonds--College & University Equipment and
                  Capital Series A
                  (7-Day Put, 7-Day Change)
                  09-01-2010                                              4.30  #            500,000
 4,200,000        Louisiana Public Facilities Authority Multi
                  Family Housing Revenue Bonds, (Willis Knighton
                  Medical Center Project) Series 1988
                  (7-Day Put, 7-Day Change)
                  09-01-2023                                              4.40  #          4,200,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $ 100,000        Lynchburgh, VA, Industrial Development
                  Authority Hospital Revenue Bonds, (VHA
                  Mid-Atlantic States, Inc. Capital Asset
                  Financing Project), Series 1985D (7-Day Put,
                  7-Day Change)
                  12-01-2025                                              4.20% #         $  100,000
   100,000        Lynchburgh, VA, Industrial Development
                  Authority Hospital Revenue Bonds, (VHA
                  Mid-Atlantic States, Inc. Capital Asset
                  Financing Project), Series 1985E (7-Day Put,
                  7-Day Change)
                  12-01-2025                                              4.20  #            100,000
 2,000,000        Maricopa County, AZ, Pollution Control Revenue
                  Bonds Southern California Edison Series G
                  (Mandatory Put 10-17-1995)
                  12-01-2009                                              3.85             2,000,000
   900,000        Michigan State Hospital Finance Authority
                  Revenue Bonds, (Chelsea Community Hospital)
                  Series 1991 (7-Day Put, 7-Day Change)
                  12-01-2011                                              4.15  #            900,000
   915,000        Michigan State Hospital Finance Authority
                  Revenue Bonds, Hospital Equipment Loan Program
                  (7-Day Put, 7-Day Change)
                  06-01-2001                                              4.35  #            915,000
   500,000        Michigan State Hospital Finance Authority
                  Revenue Bonds (State Hospital Equipment Loan
                  Program Bonds) Series 1989
                  (7-Day Put, 7-Day Change)
                  11-01-1999                                              4.15  #            500,000
 1,500,000        Missouri State Environmental Improvement and
                  Energy Series A
                  (Mandatory Put 10-16-1995)
                  06-01-2015                                              3.85             1,500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995


                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $1,000,000       Municipal Electric Authority of Georgia,
                  Revenue Bonds Series A
                  (Mandatory Put 10-05-1995)
                  01-01-2009                                              3.85%           $1,000,000
  1,050,000       Nevada State Highway Improvement Motor Vehicle
                  Fuel Tax Bonds
                  04-01-1996                                              4.30             1,052,284
  1,100,000       New Brighton, MN, Industrial Development
                  Authority Revenue Bonds, Unicare Home Inc.
                  Project
                  (7-Day Put, 7-Day Change)
                  12-01-2014                                              4.40  #          1,100,000
  2,000,000       New Hampshire Higher Education Facility
                  Authority, Veterans Housing Authority, Revenue
                  Bonds Series E
                  (7-Day Put, 7-Day Change)
                  12-01-2025                                              4.20  #          2,000,000
    900,000       New Mexico State Hospital Equipment
                  Revenue Bonds
                  (7-Day Put, 7-Day Change)
                  05-01-2009                                              4.35  #            900,000
  3,500,000       New Orleans, LA, Aviation Revenue Bonds,
                  Series 1993B
                  (7-Day Put, 7-Day Change)
                  08-01-2016                                              4.40  #          3,500,000
  1,500,000       New York, NY, Revenue Anticipation Note Series
                  B
                  06-28-1996                                              3.97             1,508,295
    900,000       North Carolina Eastern Municipal Power
                  Authority Power System Revenue Bonds Refunding
                  Series 1986A
                  (Pre-refunded to 01/01/1996 @ 103)
                  01-01-2001)                                             4.45               933,648
  2,000,000       Ocean County, NJ, General Obligation Unlimited
                  Notes
                  06-28-1996                                              3.65             2,005,008

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995


                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $2,500,000       Orange County, FL, Health Facilities Authority
                  Pooled Hospital Loan Series 85
                  (Mandatory Put 11-13-1995)
                  12-01-2025                                              3.50%           $2,500,000
  1,000,000       Pennsylvania State General Obligation
                  Unlimited Notes Second Series A
                  10-01-1995                                              3.55             1,000,091
  1,000,000       Philadelphia, PA, General Obligation Unlimited
                  Notes (Pre-refunded to 02-15-1996 @ 102)
                  02-15-1999                                              3.70             1,035,482
    680,000       Philadelphia, PA, Hospital and Higher
                  Education Hospital Revenue Bonds
                  01-01-1996                                              4.00               680,000
  2,000,000       Rhode Island Tax Anticipation Notes
                  General Obligation Unlimited Bonds
                  06-28-1996                                              3.65             2,012,191
  3,000,000       Rockport, IN, Pollution Control Revenue Notes
                  Indiana-Michigan Power Company-Project B
                  (7-Day Put, 7-Day Change)
                  06-01-2025                                              4.50  #          3,000,000
  1,000,000       Saint Claire County, AL, Industrial
                  Development Revenue Bonds (National Cement
                  Company, Inc. Project)
                  (7-Day Put, 7-Day Change)
                  03-01-2005                                              4.40  #          1,000,000
  2,000,000       San Francisco, CA, Combined School District
                  Tax Revenue Anticipation Notes
                  07-25-1996                                              3.90             2,009,421
  1,205,000       St. Louis, MO, Industrial Development
                  Authority Multi-Family Housing (Cedar Run
                  Apts. Project)
                  (7-Day Put, 7-Day Change)
                  02-01-2007                                              4.65  #          1,205,000
  3,000,000       Port of Seattle, Washington, General
                  Obligation Bonds
                  (7-Day Put, 7-Day Change)
                  01-01-2005                                              4.25  #          3,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $1,000,000       City of Sheridan, AR, Industrial Development
                  Revenue Bonds, (H.H. Robertson Co. Project),
                  Series 1988A
                  (7-Day Put, 7-Day Change)
                  08-01-1998                                              4.50% #         $1,000,000
    100,000       South Carolina Jobs Economic Development
                  Authority, Industrial Development Revenue
                  Bonds, Series 1987A
                  (Daily Put, 7-Day Change)
                  11-01-2007                                              4.50  #            100,000
  1,220,000       Southern California Public Power Authority
                  Southern Transmission Project
                  (Pre-refunded to 07-01-1996 @ 103)
                  07-01-2018                                              3.95             1,290,421
  2,000,000       Stratford, CT, General Obligation Notes
                  10-18-1995                                              4.30             2,000,188
  1,305,000       Tennessee State General Obligation Note Series
                  A
                  03-01-1996                                              3.65             1,312,230
  2,600,000       Texas A & M University Permanent University
                  Fund Series B
                  (Mandatory Put 11-14-1995)
                  07-01-2017                                              3.30             2,600,000
  1,300,000       Texas A & M University Permanent University
                  Fund Series B
                  (Mandatory Put 10-24-1995)
                  07-01-2017                                              3.70             1,300,000
  1,000,000       Texas Higher Education Authority, Inc. Series
                  B
                  (7-Day Put, 7-Day Change)
                  12-01-2025                                              4.30  #          1,000,000
  1,000,000       Texas Hospital Equipment Financing Authority
                  Revenue Bonds
                  (7-Day Put, 7-Day Change)
                  04-07-2005                                              4.50  #          1,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $  500,000       United Nations Development Corporation, Public
                  Benefit Corp. Phase 2 and 3
                  (Pre-refunded to 07-01-1996 @ 102)
                  07-01-2026                                              3.95%           $  524,007
  1,000,000       Vermont Health & Education Buildings Financing
                  Agency, Hospital Revenue Bonds (VHA of New
                  England Capital Asset Finance Program), Series
                  1985G
                  (7-Day Put, 7-Day Change)
                  12-01-2025                                              4.20  #          1,000,000
  1,000,000       Wake County, NC, Industrial Facility Pollution
                  Control Finance Authority, Revenue Bonds,
                  (Carolina Power & Light Co. Project) Series
                  1985A
                  (7-Day Put, 7-Day Change)
                  05-01-2015                                              4.25  #          1,000,000
  2,000,000       Washington County, PA, Lease Revenue Bonds,
                  (Higher Education Pooled Equipment Leasing
                  Program), Series 1985A
                  (7-Day Put, 7-Day Change)
                  11-01-2005                                              4.40  #          2,000,000
  1,900,000       West Orange, TX, Memorial Hospital District
                  Revenue Bonds
                  (Mandatory Put 10-23-1995)
                  02-01-2022                                              3.85             1,900,000
  1,500,000       West Orange, TX, Memorial Hospital District
                  Revenue Bonds
                  (Mandatory Put 10-18-1995)
                  02-01-2022                                              3.85             1,500,000
    500,000       Wisconsin State Clean Water Revenue Bonds
                  Series 1
                  06-01-1996                                              3.75               506,660

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1995

                                                                          ANNUALIZED
                                                                          YIELD
                                                                            ON
                                                                           DATE
  PRINCIPAL                                                                 OF
    AMOUNT                     DESCRIPTION OF BOND                        PURCHASE            VALUE
 $  500,000       Wisconsin State Health Facilities Revenue
                  Bonds Madison General Hospital
                  (Pre-refunded to 12-01-1995 @ 102)
                  12-01-2000                                              4.15%           $    513,828
  1,000,000       York County, SC, Pollution Control Revenue
                  Note North Carolina Electric Power Project
                  84N-3 (Optional Put 03-15-1996)
                  09-15-2014                                              3.75               1,000,000
                                                                                          -------------
                  TOTAL INVESTMENTS
                  (Cost $122,807,561)...................  100.22%                         $122,807,561
                  Payables, less cash and receivables
                  (net).................................    (.22)%                            (271,441)
                                                            ----                          -------------
                  Net Assets............................  100.00%                         $122,536,120
                                                            ====                          =============

---------------
Notes: #-Variable Rate Instruments Reflect Rate as of 09-30-1995

       86.74% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

See notes to combined financial statements

                                       --

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                                                               COWEN STANDBY
                                                     COWEN STANDBY              TAX-EXEMPT
                                                     RESERVE FUND, INC.        RESERVE FUND, INC.
ASSETS
  Investments in securities, at value - Note
    A(1)                                             $889,959,765              $122,807,561
  Cash                                                    935,220                   478,727
  Interest receivable                                   1,587,368                   943,137
  Prepaid expenses                                          1,188                       794
                                                     ------------              ------------
       TOTAL ASSETS                                   892,483,541               124,230,219
                                                     ------------              ------------
LIABILITIES
                                                          359,478                    40,711
  Due to investment manager - Note B
                                                               --                 1,508,295
  Payable for investment securities purchased
                                                          239,415                    51,137
  Accrued expenses

  Dividends payable                                       997,080                    93,956
                                                     ------------              ------------
       TOTAL LIABILITIES                                1,595,973                 1,694,099
                                                     ------------              ------------
NET ASSETS                                           $890,887,568              $122,536,120
                                                     ============              ============
Represented By:

  Paid-in capital                                    $892,729,637              $122,554,806

  Accumulated net realized loss on investments         (1,842,069)                  (18,686)
                                                     ------------              ------------
NET ASSETS AT VALUE, applicable to 892,729,637
  outstanding shares of $.01 par value Common
  Stock for SRF and 122,554,806 outstanding
  shares of $.001 par value Common Stock for STE
  (1,000,000,000 shares authorized for each
  fund)                                              $890,887,568              $122,536,120
                                                     ============              ============
Offering and redemption price per share              $       1.00              $       1.00
                                                     ============              ============

See notes to combined financial statements

                                       --

                            STATEMENTS OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1995

                                                                                COWEN STANDBY
                                                     COWEN STANDBY              TAX-EXEMPT
                                                     RESERVE FUND, INC.         RESERVE FUND, INC.
INVESTMENT INCOME
  Interest income                                    $46,048,279                $4,696,411
                                                     -----------                ----------
EXPENSES
  Investment management fee - Note B                   3,924,438                   623,981
  Shareholder servicing costs and custodian fee        1,362,780                   140,220
  Federal and State registration fees                     75,131                    37,220
  Professional fees                                       46,015                    46,497
  Directors' fees and expenses - Note B                   20,897                    20,918
  Prospectus and shareholders' reports                    65,634                     4,796
  Miscellaneous                                           75,238                    14,370
                                                     -----------                ----------
       Total Expenses                                  5,570,133                   888,002
         Less: Investment management fee
           waived - Note B                                    --                  (124,784)
                                                     -----------                ----------
       Net Expenses                                    5,570,133                   763,218
                                                     -----------                ----------
  Investment Income - net                             40,478,146                 3,933,193
  Net realized gain on investments                       141,897                        --
                                                     -----------                ----------
  Net Increase in Net Assets Resulting From
    Operations                                       $40,620,043                $3,933,193
                                                     ===========                ==========

See notes to combined financial statements

                                       --

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            COWEN STANDBY
                                        COWEN STANDBY                        TAX-EXEMPT
                                     RESERVE FUND, INC.                  RESERVE FUND, INC.
                               -------------------------------     -------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                               -------------------------------------------------------------------
                                   1995              1994              1995              1994
                               -------------     -------------     -------------     -------------
OPERATIONS
  Investment income - net      $ 40,478,146      $ 22,398,337      $  3,933,193      $  2,645,497
  Net realized gain (loss) on
    investments                     141,897           (14,493)               --            (5,385)
                               ------------      ------------      ------------      ------------
  Net increase in net assets
    resulting from operations    40,620,043        22,383,844         3,933,193         2,640,112

DIVIDENDS TO SHAREHOLDERS
  FROM
  Investment income - net       (40,478,146)      (22,398,337)       (3,933,193)       (2,645,497)

COMMON STOCK TRANSACTIONS
  (NET) - NOTE C                198,136,691         9,969,342         1,832,138         4,091,605

CONTRIBUTIONS BY INVESTMENT
  ADVISOR - NOTE B                       --           275,000                --                --
                               ------------      ------------      ------------      ------------
  Total increase in net
    assets                      198,278,588        10,229,849         1,832,138         4,086,220

NET ASSETS
  Beginning of year             692,608,980       682,379,131       120,703,982       116,617,762
                               ------------      ------------      ------------      ------------
  End of year                  $890,887,568      $692,608,980      $122,536,120      $120,703,982
                               ============      ============      ============      ============

See notes to combined financial statements

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: General: Cowen Standby Reserve Fund, Inc. (SRF) and Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Cowen & Company ("Cowen") serves as each company's Investment Manager and acts as the exclusive distributor of each company's shares, which are sold without a sales charge. It is each company's policy to maintain a continuous net asset value per share of $1.00; each company has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.
  (1) Portfolio valuation: Each company values its investments at amortized cost, which has been determined by the Board of Directors of each company to represent the fair value of each company's investments.
  (2) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.
  (3) Dividends and distributions to shareholders: It is the policy of each company to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.
  (4) Federal income taxes: It is the policy of each company to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
  At September 30, 1995, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1995, SRF and STE had unused capital loss carryovers of approximately $1,842,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2000, 2001 and 2002.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each company to Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that company's net assets. The Agreements further provide that if the aggregate expenses of either company, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that company, Cowen will reimburse the company for such excess. The only state expense limitation applicable currently requires reimbursement of expenses in any year that such expenses exceed 2 1/2% of the first $30 million of average net assets, 2% of

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

the next $70 million of average net assets, and 1 1/2% of average net assets in excess of $100 million, provided that in no event shall the amount of expense reimbursement required be greater than the investment advisory fee. There was no expense reimbursement required for either company for the year ended September 30, 1995, however, Cowen has waived $124,784 of its Investment Management Fee from STE during such period. During the year ended September 30, 1994, Cowen contributed $275,000 to SRF for trading losses incurred during the year ended September 30, 1993.
  Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive from each company a fee of $3,000 per annum plus $500 per meeting attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 1995, there were 1 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                             SRF
                                        ---------------------------------------------
                                            YEAR ENDED                 YEAR ENDED
                                        SEPTEMBER 30, 1995         SEPTEMBER 30, 1994
     Shares sold                          $ 3,546,994                $ 2,928,037
     Dividends reinvested                      38,739                     21,416
                                          -----------                -----------
                                            3,585,733                  2,949,453
     Shares redeemed                       (3,387,596)                (2,939,484)
                                          -----------                -----------
     Net increase                         $   198,137                $     9,969
                                          ===========                ===========


                                                             STE
                                        ---------------------------------------------
                                            YEAR ENDED                 YEAR ENDED
                                        SEPTEMBER 30, 1995         SEPTEMBER 30, 1994
     Shares sold                          $ 620,723                  $ 580,725
     Dividends reinvested                     3,765                      2,536
                                        -----------                -----------
                                            624,488                    583,261
     Shares redeemed                       (622,656)                  (579,169)
                                        -----------                -----------
     Net increase                         $   1,832                  $   4,092
                                        ===========                ===========

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                                 SRF
                                                    -------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------
                                                      1995         1994         1993         1992         1991
                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.05         0.03         0.03         0.04         0.06

LESS DISTRIBUTIONS
  Dividends from Net Investment Income                 (0.05)       (0.03)       (0.03)       (0.04)       (0.06)
                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  End of Year                                       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    =========    =========    =========    =========    =========
Total Return                                            5.23%        3.14%        3.07%        4.16%        6.33%

RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                          $890,888     $692,609     $682,379     $667,366     $605,212
  Ratio of Expenses to Average Net Assets               0.71%        0.64%        0.68%        0.70%        0.71%
  Ratio of Net Investment Income to Average Net
    Assets                                              5.13%        3.11%        3.00%        4.06%        6.15%

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - (continued)

                                                                                 STE
                                                    -------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------
                                                      1995         1994         1993         1992         1991
                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.03         0.02         0.02         0.03         0.04
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                 (0.03)       (0.02)       (0.02)       (0.03)       (0.04)
                                                    --------     --------     --------     --------     --------
NET ASSET VALUE
  End of Year                                       $   1.00     $   1.00     $   1.00     $   1.00        $1.00
                                                    ========     ========     ========     ========     ========
Total Return                                            3.19%        2.11%        2.03%        2.97%        4.50%

RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                          $122,536     $120,704     $116,618     $118,389     $107,838
  Ratio of Expenses to Average Net Assets               0.61%        0.58%        0.62%        0.61%        0.60%
  Ratio of Net Investment Income to Average Net
    Assets                                              3.14%        2.03%        1.99%        2.87%        4.37%

INVESTMENT ADVISORY FEES WAIVED
  Amount                                            $124,784     $130,483     $119,582     $130,414     $105,431
  Ratio to Average Net Assets                           0.10%        0.10%        0.10%        0.10%        0.10%

                                       --

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Stockholders and Boards of Directors
Cowen Standby Reserve Fund, Inc. and
Cowen Standby Tax-Exempt Reserve Fund, Inc.

  We have audited the accompanying statements of assets and liabilities of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc., including the statements of investments, as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (see Note D) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform these audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc. at September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

New York, New York
October 27, 1995

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                                      AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                                Financial Square
                               New York, NY 10005

                                   DIRECTORS
                           Joseph M. Cohen, Chairman
                                 James H. Carey
                                Dr. Peter P. Gil
                              Dr. Martin J. Gruber
                               Gerald P. Kaminsky
                               Creighton H. Peet
                                Burton J. Weiss

                                    OFFICERS
Joseph M. Cohen, Chairman of the Board of Directors and Chief Executive Officer
                           David R. Sarns, President
         Lawrence S. Leibowitz, Vice President and Assistant Secretary
            Creighton H. Peet, Treasurer and Chief Financial Officer
                           Rodd M. Baxter, Secretary
                 Gerald P. Kaminsky, Senior Investment Officer
                      Alan E. Koepplin, Investment Officer
                 Gordon G. Ifill, Assistant Investment Officer
                         Irwood Schlackman, Controller

             INVESTMENT ADVISER                              CUSTODIAN
               & DISTRIBUTOR                              & TRANSFER AGENT
              Cowen & Company                    Investors Fiduciary Trust Company
              Financial Square                            P.O. Box 419111
             New York, NY 10005                        Kansas City, MO 64141


               LEGAL COUNSEL                            INDEPENDENT AUDITORS
          Willkie Farr & Gallagher                       Ernst & Young LLP
            One Citicorp Center                          787 Seventh Avenue
            153 East 53rd Street                         New York, NY 10019
             New York, NY 10022

                                                                        CMB-RSRV